SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 3 －SEGMENT INFORMATION

The Company manages its operations under three segments for the purpose of assessing performance and making operating decisions – Retail Business (“Retails”), Export Sales Business (“Export Sales”) and Leather Trading (“Leather Trading”). The Company’s CODM is Chief Executive Officer (“CEO”). The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as three operating segments, which are the same as its reporting segments.

The Company organizes its business segments based on the nature of products and services offered, and the economic characteristics of each segment.

Following is a brief description of the activities of the Company’s business segments.

Retail

The Retail segment of the Company includes the results of operations of HTL SG and HTLK. These entities share characteristics such as the end customers being individual consumers, and sales being more focused on product sales in Singapore and Korea. For Singapore’s retail sale, it has digital platform sales. For Korea’s retail business, it further encompasses two specific models: franchisee business and department sale, which supplement the direct retail operations and expand the reach to local consumers.

Export Sales

The Export Sales segment of the Company includes the results of operations of HTL FE, HTLF, HTLA, HTLJ, HTLUK, and HTL Marketing in relation to export sales. These entities share similar characteristics such as customers being businesses and being primarily product-related businesses.

Leather Trading

The Leather Trading segment of the Company includes the results of operations of HTL Marketing in relation to leather trading. These entities share characteristics such as the end customers being corporate consumers, and sales being more focused on leather materials.

Selected Financial Data by Business Segment

Net sales and operating profit of the Company’s business segments exclude intersegment sales, cost of sales and profit as these activities are eliminated in consolidation and thus are not included in management’s evaluation of performance of each segment. The Company’s CEO serves as the CODM and is responsible for reviewing segment performance and making decisions regarding resource allocation. The Company’s CODM evaluates each segment’s performance based on metrics such as net sales, operating profit, and other key financial indicators, guiding strategic decisions to align with company-wide goals.

Summary Operating Results

The operating results of each business segment were as follows:

	Year ended December 31, 2023
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$5,072,103	$310,931,362	$-	$-	$316,003,465
From related parties	217	167,303	9,813,484	-	9,981,004
	5,072,320	311,098,665	9,813,484	-	325,984,469
Cost of goods sold	(1,784,687)	(228,577,666)	(9,375,723)	-	(239,738,076)

Gross profit	3,287,633	82,520,999	437,761	-	86,246,393

Operating expenses:
Sales and distribution expenses	(2,293,149)	(49,195,624)	(134,017)	-	(51,622,790)
General and administrative expenses	(1,033,897)	(16,230,978)	(9,018)	(126,208)	(17,400,101)
Total operating expenses	(3,327,046)	(65,426,602)	(143,035)	(126,208)	(69,022,891)

Operating income (loss)	(39,413)	17,094,397	294,726	(126,208)	17,223,502

Other income (expenses):
Interest expense	(156,409)	(459,766)	(265,542)	-	(881,717)
Interest income	-	339,246	105	-	339,351
Government subsidies	9,851	32,488	-	-	42,339
Foreign exchange gain (loss), net	22,788	(8,194,956)	(25,505)	1,040	(8,196,633)
Scrap sofa sale income	-	696,290	-	-	696,290
Change in fair value of derivatives financial instruments	-	2,841,215	-	-	2,841,215
Sundry income	49,207	67,828	-	-	117,035
Total other income (expenses), net	(74,563)	(4,677,655)	(290,942)	1,040	(5,042,120)

Income (loss) before income taxes	(113,976)	12,416,742	3,784	(125,168)	12,181,382
Income tax expense	-	(1,863,558)	(643)	-	(1,864,201)

Segment income (loss)	$(113,976)	$10,553,184	$3,141	$(125,168)	$10,317,181

	Year ended December 31, 2024
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$4,563,729	$309,556,945	$1,747,259	$-	$315,867,933
From related parties	-	2,486,241	16,706,677	-	19,192,918
	4,563,729	312,043,186	18,453,936	-	335,060,851
Cost of goods sold	(1,832,485)	(232,617,863)	(17,582,488)	-	(252,032,836)

Gross profit	2,731,244	79,425,323	871,448	-	83,028,015

Operating expenses:
Sales and distribution expenses	(3,604,012)	(50,895,743)	(227,526)	-	(54,727,281)
General and administrative expenses	(1,474,739)	(16,109,737)	(14,509)	250,033	(17,348,952)
Listing expenses	-	-	-	(1,440,130)	(1,440,130)
Total operating expenses	(5,078,751)	(67,005,480)	(242,035)	(1,190,097)	(73,516,363)

Operating income (loss)	(2,347,507)	12,419,843	629,413	(1,190,097)	9,511,652

Other income (expenses):
Interest expense	(211,323)	(430,231)	(401,334)	-	(1,042,888)
Interest income	111	118,637	558	-	119,306
Government subsidies	15,552	12,488	-	-	28,040
Foreign exchange gain (loss), net	(8,874)	2,283,833	(63,947)	(26,158)	2,184,854
Scrap sofa sale income	-	562,310	-	-	562,310
Change in fair value of derivatives financial instruments	-	(403,350)	-	-	(403,350)
Sundry income (expense)	108,361	53,734	20	(285,526)	(123,411)
Total other income (expense), net	(96,173)	2,197,421	(464,703)	(311,684)	1,324,861

Income (loss) before income taxes	(2,443,680)	14,617,264	164,710	(1,501,781)	10,836,513
Income tax expense	-	(2,387,742)	(28,000)	-	(2,415,742)
Segment income (loss)	$(2,443,680)	$12,229,522	$136,710	$(1,501,781)	$8,420,771

	Year ended December 31, 2025
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$9,115,672	$346,795,003	$276,399	$-	$356,187,074
From related parties	-	2,804,089	18,884,960	-	21,689,049
	9,115,672	349,599,092	19,161,359	-	377,876,123
Cost of goods sold	(3,302,812)	(250,842,924)	(18,425,586)	-	(272,571,322)

Gross profit	5,812,860	98,756,168	735,773	-	105,304,801

Operating expenses:
Sales and distribution expenses	(5,857,596)	(60,388,019)	(85,903)	-	(66,331,518)
General and administrative expenses	(1,117,431)	(17,110,481)	(5,982)	(102,988)	(18,336,882)
Listing expenses	-	-	-	(1,265,042)	(1,265,042)
Total operating expenses	(6,975,027)	(77,498,500)	(91,885)	(1,368,030)	(85,933,442)

Operating income (loss)	(1,162,167)	21,257,668	643,888	(1,368,030)	19,371,359

Other income (expenses):
Interest expense	(396,990)	(480,328)	(529,585)	-	(1,406,903)
Interest income	524	22,189	421	-	23,134
Government subsidies	60,215	9,779	-	-	69,994
Foreign exchange gain (loss), net	(17,920)	3,416,737	101,532	4,769	3,505,118
Professional fees on acquisition of HTL Marketing	-	-	-	(1,261,560)	(1,261,560)
Scrap sofa sale income	-	414,664	-	-	414,664
Change in fair value of derivatives financial instruments	-	(74,765)	-	-	(74,765)
Gain on derecognition of right-of-use asset	90,368	-	-	-	90,368
Sundry income (expense)	(237)	(262,733)	7	285,526	22,563
Total other income (expense), net	(264,040)	3,045,543	(427,625)	(971,265)	1,382,613

Income (loss) before income taxes	(1,426,207)	24,303,211	216,263	(2,339,295)	20,753,972
Income tax expense	-	(4,163,055)	(36,765)	-	(4,199,820)

Segment income (loss)	$(1,426,207)	$20,140,156	$179,498	$(2,339,295)	$16,554,152

By geographic regions:

	Year ended December 31, 2023
By geographic locations	Retails	Export sales	Leather trading	Total
Asia Pacific	$5,072,320	$65,187,230	$9,813,484	$80,073,034
Europe	-	194,139,405	-	194,139,405
North America	-	51,772,030	-	51,772,030
Total	$5,072,320	$311,098,665	$9,813,484	$325,984,469

	Year ended December 31, 2024
By geographic locations	Retails	Export sales	Leather trading	Total

Asia Pacific	$4,563,729	$72,830,753	$18,453,936	$95,848,418
Europe	-	196,591,871	-	196,591,871
North America	-	42,620,562	-	42,620,562
Total	$4,563,729	$312,043,186	$18,453,936	$335,060,851

	Year ended December 31, 2025
By geographic locations	Retails	Export sales	Leather trading	Total

Asia Pacific	$9,115,672	$73,328,887	$19,161,359	$101,605,918
Europe	-	225,547,377	-	225,547,377
North America	-	50,722,828	-	50,722,828
Total	$9,115,672	$349,599,092	$19,161,359	$377,876,123

The following tables present the summary of identifiable long-lived assets as of December 31, 2024 and 2025:

	As of December 31, 2024
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	220,603	3,512,311	1,243	3,734,157
Right-of-use assets, net	5,064,993	1,567,756	-	6,632,749
	5,285,596	5,080,067	1,243	10,366,906

	As of December 31, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	776,528	3,577,555	123	4,354,206
Right-of-use assets, net	6,216,681	1,146,631	-	7,363,312
	6,993,209	4,724,186	123	11,717,518